Schedule of Debt Maturities (Details) (Detail) - 2017 Credit Agreement [Member] $ in Thousands	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
2018	$ 0
2019	5,625
2020	7,500
2021	7,500
2022	7,500
2023 & Beyond	706,875
Total	$ 735,000